Intangible Assets - Impairment Calculation Assumptions for Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of information for cash-generating units [line items]
Value in use	$ 363	$ 750	$ 402
Goodwill	116	116	127
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	116	116	127
Sunrise Dam
Disclosure of information for cash-generating units [line items]
Carrying Value	220
Value in use	363
Amount by which unit's recoverable amount exceeds its carrying amount	143
Goodwill	$ 108	$ 108	$ 119
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in dollars per ounce) | $ / oz	1,300
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount	5.00%
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant	10.80%	8.30%	8.30%
Serra Grande
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8	$ 8	$ 8